Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	220,344,489.87	18,470
Yield Supplement Overcollateralization Amount 08/31/21	7,675,508.77	0
Receivables Balance 08/31/21	228,019,998.64	18,470
Principal Payments	12,906,445.38	440
Defaulted Receivables	198,147.77	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	7,014,458.75	0
Pool Balance at 09/30/21	207,900,946.74	18,017

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.48%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,109,235.94	131
Past Due 61-90 days	715,724.62	41
Past Due 91-120 days	90,904.34	7
Past Due 121+ days	0.00	0
Total	2,915,864.90	179

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	254,642.64
Aggregate Net Losses/(Gains) - September 2021	(56,494.87)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.30%
Prior Net Losses Ratio	-0.43%
Second Prior Net Losses Ratio	0.29%
Third Prior Net Losses Ratio	-0.26%
Four Month Average	-0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.03%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.55%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	29.52

Flow of Funds	$ Amount
Collections	13,832,959.42
Investment Earnings on Cash Accounts	65.67
Servicing Fee	(190,016.67)
Transfer to Collection Account	-
Available Funds	13,643,008.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	478,847.58
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,259,276.69
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	634,031.04

Total Distributions of Available Funds	13,643,008.42

Servicing Fee	190,016.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 09/15/21	210,160,223.43
Principal Paid	12,443,543.13
Note Balance @ 10/15/21	197,716,680.30

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	90,540,223.43
Principal Paid	12,443,543.13
Note Balance @ 10/15/21	78,096,680.30
Note Factor @ 10/15/21	23.9560369%

Class A-4
Note Balance @ 09/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	89,060,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	30,560,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	565,434.25
Total Principal Paid	12,443,543.13
Total Paid	13,008,977.38

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	236,159.08
Principal Paid	12,443,543.13
Total Paid to A-3 Holders	12,679,702.21

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5650839
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.4358329
Total Distribution Amount	13.0009168

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7244144
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.1703777
Total A-3 Distribution Amount	38.8947921

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	181.56
Noteholders' Principal Distributable Amount	818.44

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,546,066.61
Investment Earnings	54.61
Investment Earnings Paid	(54.61)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$861,377.88	$619,004.06	$1,006,736.17
Number of Extensions	53	42	60
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.26%	0.39%